REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
Schedule of Redeemable Non-controlling Interests
	Year Ended December 31,
	2022	2021
Balance as of the beginning of the year	$90,478	$75,322
Net Income (loss)	(379)	6,200
Other Comprehensive Income - Translation adjustment	(15)	(211)
Conversion of AU10TIX shares A-1 into new series A	-	9,057
Other	(110)	110
Balance as of the end of the year	$89,974	$90,478